SUMMARY OF FUTURE COMMITMENTS AMOUNTS ON AN UNDISCOUNTED FOR ALL THE PLANNED EXPENDITURES (Details)	Jun. 30, 2022 USD ($)
Future commitments, Remaining of 2022	$ 2,575,361
Future commitments 2023	8,736,642
Future commitments 2024 and beyond	93,824,829
Citarum Block PSC [Member]
Future commitments, Remaining of 2022
Future commitments 2023	996,182
Future commitments 2024 and beyond	38,338,545
Citarum Block PSC [Member] | Geological and Geophysical (G&G) Studies [Member]
Future commitments, Remaining of 2022		[1]
Future commitments 2023	150,000	[1]
Future commitments 2024 and beyond	950,000	[1]
Citarum Block PSC [Member] | 2D Seismic [Member]
Future commitments, Remaining of 2022		[1]
Future commitments 2023	846,182	[1]
Future commitments 2024 and beyond	5,288,545	[1]
Citarum Block PSC [Member] | 3D Seismic [Member]
Future commitments, Remaining of 2022		[1]
Future commitments 2023		[1]
Future commitments 2024 and beyond	2,100,000	[1]
Citarum Block PSC [Member] | Drilling [Member]
Future commitments, Remaining of 2022		[2],[3]
Future commitments 2023		[2],[3]
Future commitments 2024 and beyond	30,000,000	[2],[3]
Kruh Block KSO [Member]
Future commitments, Remaining of 2022	2,575,361
Future commitments 2023	7,740,460
Future commitments 2024 and beyond	55,486,284
Kruh Block KSO [Member] | 2D Seismic [Member]
Future commitments, Remaining of 2022		[1]
Future commitments 2023	1,250,000	[1]
Future commitments 2024 and beyond		[1]
Kruh Block KSO [Member] | 3D Seismic [Member]
Future commitments, Remaining of 2022	1,205,268	[1]
Future commitments 2023		[1]
Kruh Block KSO [Member] | Drilling [Member]
Future commitments, Remaining of 2022		[1],[2]
Future commitments 2023	3,000,000	[1],[2]
Future commitments 2024 and beyond	18,000,000	[1],[2]
Kruh Block KSO [Member] | Lease Commitments [Member]
Future commitments, Remaining of 2022	1,340,776	[4]
Future commitments 2023	2,836,933	[4]
Future commitments 2024 and beyond	33,725,160	[4]
Kruh Block KSO [Member] | Production Facility [Member]
Future commitments, Remaining of 2022		[1]
Future commitments 2023		[1]
Future commitments 2024 and beyond	2,280,000
Kruh Block KSO [Member] | G & G Studies [Member]
Future commitments, Remaining of 2022		[1]
Future commitments 2023	200,000	[1]
Future commitments 2024 and beyond	1,100,000	[1]
Kruh Block KSO [Member] | Workover [Member]
Future commitments, Remaining of 2022
Future commitments 2023	144,893
Future commitments 2024 and beyond
Kruh Block KSO [Member] | Certification [Member]
Future commitments, Remaining of 2022
Future commitments 2023	250,000
Future commitments 2024 and beyond
Kruh Block KSO [Member] | Abandonment and Site Restoration [Member]
Future commitments, Remaining of 2022	29,317	[1]
Future commitments 2023	58,634	[1]
Future commitments 2024 and beyond	$ 381,124	[1]

[1]	Both firm commitments and a 5-year work program according to the Company’s economic model are included in the estimate. Firm capital commitments represent legally binding obligations with respect to the KSO for Kruh Block or the PSC for Citarum Block in which the contract specifies the minimum exploration or development work to be performed by us within the first three years of the contract. In certain cases where we execute contracts requiring commitments to a work scope, those commitments have been included to the extent that the amounts and timing of payments can be reliably estimated.
[2]	Abandonment and site restoration are primarily upstream asset removal costs at the drilling completion of a field life related to or associated with site clearance, site restoration, and site remediation, based on Indonesian government rules.
[3]	Includes one exploration and two delineation wells.
[4]	Lease commitments are contracts that allow for the use of an asset but does not convey rights of ownership of the asset. The Company accounts for leases in accordance with ASC Topic 842, Leases (“ASC 842”). Right of use assets and lease liabilities for the Company’s operating leases are recorded in the condensed consolidated balance sheet except the short-term lease exemption. An operating lease represents a rental agreement for an asset from a lessor under the terms. Most of our operating leases are related to the equipment and machinery used in oil production. All of the Company’s operating lease agreements with third parties can be cancelled or terminated at any time by the Company.